NATURE OF OPERATIONS (Tables)	12 Months Ended
Aug. 31, 2023
Disclosure Of Nature Of Operations [Abstract]
Disclosure of subsidiaries [Table Text Block]
		Place of incorporation and operation	Proportion of ownership interest and voting power held
Name of subsidiary	Principal activity		August 31, 2023	August 31, 2022

Platinum Group Metals (RSA) (Pty) Ltd.	Development	South Africa	100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited(1)	Development	South Africa	49.95%	49.95%
Waterberg JV Resources (Pty) Ltd.(1),(2)	Development	South Africa	37.05%	37.05%
Lion Battery Technologies Inc.	Research	Canada	52.30%	53.70%

Notes:

(1) The Company controls and consolidates Mnombo Wethu Consultants (Pty) Limited ("Mnombo") and Waterberg JV Resources (Pty) Ltd. ("Waterberg JV Co.") for accounting purposes.

(2) Effective ownership of Waterberg JV Co is 63.05% when Mnombo's ownership portion is combined with Platinum Group Metals (RSA) (Pty) Ltd. ("PTM RSA") ownership portion.